COMMITMENTS AND CONTINGENCIES - Other Commitments (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Dec. 17, 2020
Other Commitments [Line Items]
Damage sought by entity	$ 500,000
Loss contingency, estimated loss			$ 5,000,000
Provision for loss contingency	0	$ 0
Software development agreement
Other Commitments [Line Items]
Minimum amount paid	$ 971,000